Intangible Assets and Goodwill (Tables)	12 Months Ended
May. 02, 2015
Amortizable Intangible Assets and Unamortizable Intangible Assets

		As of May 3, 2014
Amortizable intangible assets	Useful Life	Gross Carrying Amount	Accumulated Amortization	Total
Customer relationships	5-25	$271,938	$(61,872)	$210,066
Technology	5-10	10,710	(6,824)	3,886
Distribution contracts	10	8,325	(7,312)	1,013
Other	3-10	6,419	(5,942)	477

		$297,392	$(81,950)	$215,442

Unamortizable intangible assets
Trade name				$293,400
Publishing contracts				19,734

				$313,134

Total amortizable and unamortizable intangible assets				$528,576

		As of May 2, 2015
Amortizable intangible assets	Useful Life	Gross Carrying Amount	Accumulated Amortization	Total
Customer relationships	5-25	$271,938	$(73,888)	$198,050
Technology	5-10	10,710	(8,933)	1,777
Distribution contracts	10	8,325	(7,608)	717
Other	3-10	6,397	(6,233)	164

		$297,370	$(96,662)	$200,708

Unamortizable intangible assets
Trade name				$293,400
Publishing contracts				19,734

				$313,134

Total amortizable and unamortizable intangible assets				$513,842

Aggregate Amortization Expense

Aggregate Amortization Expense:
For the 52 weeks ended May 2, 2015	$14,713
For the 53 weeks ended May 3, 2014	$17,835
For the 52 weeks ended April 27, 2013	$21,426

Estimated Amortization Expense
Estimated Amortization Expense:
(12 months ending on or about April 30)
2016	$11,227
2017	$10,957
2018	$10,732
2019	$10,520
2020	$10,206

Changes in Carrying Amount of Goodwill by Segment

The changes in the carrying amount of goodwill by segment for fiscal 2015 are as follows:

	B&N Retail Segment	B&N College Segment	NOOK Segment	Total Company
Balance as of April 27, 2013	$221,426	274,070	—	$495,496
Benefit of excess tax amortization (a)	(2,307)	—	—	(2,307)

Balance as of May 3, 2014	$219,119	274,070	—	$493,189

Benefit of excess tax amortization (a)	(3,922)	—	—	(3,922)

Balance as of May 2, 2015	$215,197	274,070	—	$489,267

(a)	The tax basis of goodwill arising from an acquisition during the 52 weeks ended January 29, 2005 exceeded the related basis for financial reporting purposes by approximately $96,576. In accordance with ASC 740-10-30, Accounting for Income Taxes, the Company is recognizing the tax benefits of amortizing such excess as a reduction of goodwill as it is realized on the Company’s income tax return.